CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Operating activities
Net income	$ 109	$ 234	$ 19
Non-cash adjustments:
Undistributed earnings of investments accounted for under the equity method (Note 3)	(114)	(243)	(21)
Share of (income) loss from investments accounted for under the equity method, net	17	20
Stock based equity awards	1	2
Other expense			35
Compensation and benefits recovery			(37)
Unrealized carried interest compensation expense			3
Working capital movements:
Due from affiliates	65	(28)	(782)
Accounts payable	(107)	(15)	781
Due to affiliates	39	41
Other non-cash operating items	10	12
Cash provided by (used in) operating activities	134	266	(2)
Investing activities
Purchase of tracking option	0	(41)
Cash provided by (used in) investing activities	0	(41)
Financing activities
Stock based compensation prepayment from affiliates	0	104	281
Share subscriptions			52
Purchase of treasury shares	(35)	(187)	(330)
Change in due to affiliates	29	124
Proceeds (costs) related to issuance of shares	(1)	(1)
Distributions paid to common stockholders	(127)	(254)
Cash provided by (used in) financing activities	(134)	(214)	3
Cash and cash equivalents
Change in cash and cash equivalents	0	11	1
Balance, beginning of period	12	1	0
Balance, end of period	$ 12	$ 12	1
Supplemental cash flow disclosures
Settlement of due to affiliates (Note 7)			$ (278)